Stock-Based Awards (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock reserved	8,500,000	8,500,000
Number of options exercised	0	0	0
Options granted and outstanding exercised		$ 7,300,000
Total unrecognized compensation expense		$ 300,000
Recognized over weighted average period		2 years 7 days
Intrinsic value outstanding		$ 1,700
Weighted-average estimated fair value of stock options granted		$ 0.70	$ 1.15
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description		In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of AgeX stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years
Fair market value of common stock		100.00%
Maximum [Member] | Restricted Stock And Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description		they may purchase or otherwise acquire Restricted Stock or RSUs subject to such vesting, transfer, and repurchase terms, and other restrictions. The price at which Restricted Stock may be issued or sold will be not less than 100% of fair market value
Minimum [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable		$ 100,000
Two Thousand Seventeen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description		No person shall be granted, during any one year period, options to purchase, or SARs with respect to, more than 1,000,000 shares in the aggregate, or any Awards of Restricted Stock or RSUs with respect to more than 500,000 shares in the aggregate. If an Award is to be settled in cash, the number of shares on which the Award is based shall not count toward the individual share limit
Two Thousand Seventeen Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares		1,000,000
Two Thousand Seventeen Equity Incentive Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares		500,000